Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
Schedule of accounts receivable, net

	As of December 31, 2025	As of December 31, 2024

Accounts receivable	$68,385,857	$54,456,082
Allowance for credit loss	(24,256,924)	(9,267,851)
Total accounts receivable, net	$44,128,933	$45,188,231

Schedule of movements of allowance for doubtful accounts

	December 31, 2025	December 31, 2024	December 31, 2023

Beginning balance	$9,267,851	$3,009,363	$3,189,642
Addition	14,382,434	6,379,841	246,336
Recovery*	(42,778)	(4,656)	(374,078)
Disposal of GX CDT and TY CDT	—	(4,115)	—
Exchange rate effect	649,417	(120,812)	(52,537)
Ending balance	$24,256,924	$9,267,851	$3,009,363

*	The Company recovered accounts receivable for the years ended December 31, 2025, 2024 and 2023 due to collection of accounts receivable balances that had been provided for as allowance in prior periods.